Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (43)	$ (2,231)
Change in unrealized gain on securities:
Unrealized gain (losses) arising during the period	(1,280)	21
Reclassification adjustment for realized gains	(208)	(195)
Net change in unrealized gain	(1,488)	(174)
Deferred income tax benefit on above change	559	66
Total other comprehensive loss	(929)	(108)
Comprehensive loss	$ (972)	$ (2,339)